Document and Entity Information	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	Modine Manufacturing Company
Entity Incorporation, State or Country Code	WI
Entity File Number	1-1373
Entity Tax Identification Number	39-0482000
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	636-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000067347